Note 43 - Insurance and reinsurance contracts income and expenses Income by type of insurance product (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	€ 1,138,000,000	€ 1,055,000,000	€ 1,069,000,000
Life Insurance Contracts
Net income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	631,000,000	682,000,000	604,000,000
Individidual Contract [Member]
Net income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	477,000,000	486,000,000	346,000,000
Individidual Contract [Member] | Savings Insurance [Member]
Net income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	116,000,000	56,000,000	38,000,000
Individidual Contract [Member] | Risk Insurance [Member]
Net income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	361,000,000	430,000,000	308,000,000
Collective Contract [Member]
Net income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	154,000,000	196,000,000	258,000,000
Collective Contract [Member] | Savings Insurance [Member]
Net income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	26,000,000	39,000,000	(4,000,000)
Collective Contract [Member] | Risk Insurance [Member]
Net income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	127,000,000	157,000,000	263,000,000
Non life Insurance Contracts
Net income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	508,000,000	373,000,000	464,000,000
Non life Insurance Contracts | Home Insurance [Member]
Net income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	90,000,000	110,000,000	118,000,000
Non life Insurance Contracts | Other Non Life Insurance [Member]
Net income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	418,000,000	263,000,000	346,000,000
Total Member
Net income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	€ 1,138,000,000	€ 1,055,000,000	€ 1,069,000,000